Stock-based Compensation (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 20, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of unissued authorized and available for future awards				2,468,073	4,542,011
Stock based compensation		$ 75,000		$ 300,000	$ 450,000
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issuable for performance				2,000,000
Performance based earnout description				The Performance-based Earnout shares shall be awarded by the Board of Directors based on achieving the following performance thresholds following the Closing: one-half (1/2) at achieving revenue of $75 million and adjusted EBITDA of $22.6 million based on 2024 financial audited statements, and one-half (1/2) at achieving revenue of $196 million and adjusted EBITDA of $50.6 million based on the 2025 financial audit statements. No such awards have been made as of December 31, 2025.
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member] | Three Non Employee Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock units granted	$ 300,000
Shares vested upon grant	73,938
Grant date fair value per share	$ 4.0575
2023 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance				2,773,971